LEASES	12 Months Ended
Dec. 28, 2019
LEASES

F.LEASES

In February 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standard Update (ASU) No. 2016-02, “Leases (Topic 842)” (ASU 2016-02). Under ASU 2016-02, an entity will be required to recognize assets and liabilities for the rights and obligations created by leases on the entity’s balance sheet for both finance and operating leases. For leases with a term of 12 months or less, an entity can elect to not recognize lease assets and lease liabilities and expense the lease over a straight-line basis for the term of the lease. ASU 2016-02 requires new disclosures that depict the amount, timing, and uncertainty of cash flows pertaining to an entity’s leases. Companies are required to adopt the new standard for annual and interim periods beginning after December 15, 2018. Early adoption of ASU 2016-02 is permitted. The FASB decided to amend certain aspects of its new leasing standard in an attempt to provide a relief from implementation costs.  Specifically, entities may elect not to restate their comparative periods in the period of adoption when transitioning to the new standard.

Upon adoption of ASC 842 on December 30, 2018, the Company recognized right-of-use assets and lease liabilities of approximately $69 million. As a result of the adoption of ASC 842, there was no cumulative effect adjustment to beginning retained earnings.

We elected the package of practical expedients whereby we are not required to 1) reassess whether any expired or existing contracts contain leases, 2) reassess the lease classification of existing leases, and 3) reassess initial direct costs for any existing leases.  Additionally, we did not elect the hindsight practical expedient to determine the reasonably certain lease term for existing leases.  We did elect to account for lease and related non-lease components as a single lease component.  We elected to not recognize leases with an original term of 12 months or less as they are not significant to our consolidated balance sheet and income statement.  We have assessed and updated our business processes, systems, and controls to ensure compliance with the new accounting and disclosure requirements in accordance with the new standard.

We determine if an arrangement is a lease at inception. We lease certain real estate under non-cancelable operating lease agreements with typical original terms ranging from one to ten years. We are required to pay real estate taxes and other occupancy costs under certain leases, which are variable in nature and not included in the right of use asset or lease liability. Certain leases carry renewal options of five to fifteen years. We believe that future leases will likely have similar terms.  We also lease motor vehicles, equipment, and an aircraft under operating lease agreements for periods of one to ten years.  We do not typically enter into leases with residual value guarantees. There were no restrictions or covenants imposed by any lease agreements.

We believe finance leases have no significant impact to our consolidated balance sheet and income statement as of December 28, 2019.

As of December 28, 2019, we have no leases that have not yet commenced that would significantly impact the rights, obligations, and financial position of the Company.

There were no lease transactions between related parties as of December 28, 2019.

The rates implicit in our leases are primarily not readily available. To determine the discount rate used to present value the lease payments, the Company utilized the 7-year treasury note rate plus a blend of rate spreads associated with our revolver and 10-12-year senior notes along with estimated spreads based on current market conditions.  We feel the determined rate is a reasonable representation of our lease population.

Lease costs under non-cancelable operating leases on December 28, 2019 are as follows (in thousands):

Operating
Leases
Operating lease cost	$20,771
Short-term lease cost	110
Variable lease cost	1,484
Sublease income	(676)
Total lease cost	$21,689

The amounts paid for operating leases, included in the measurement of lease liabilities, were $20 million for year ended December 28, 2019. In addition, right-of-use assets obtained in exchange for new operating leases liabilities were approximately $33.4 million for year ended December 29, 2019.

Future minimum payments under non-cancelable operating leases on December 28, 2019 are as follows (in thousands):

Operating
Leases
2020	$17,633
2021	15,074
2022	12,624
2023	10,434
2024	7,848
Thereafter	29,115
Total minimum lease payments	$92,728
Less present value discount	(12,561)
Total lease liability	$80,167

Rent expense was approximately $29.9 million, $28.1 million, and $24.2 million in 2019, 2018, and 2017, respectively.

During the first quarter of 2018, the Company completed a sale and leaseback transaction related to one facility in Medley, Florida.  The sale price for the property was approximately $36 million and created a $7 million pre-tax gain, which was entirely recognized in 2018.  The Company leased back the facility for two years as it executes its long-term plan for Florida and the Southeast region.

As of December 28, 2019, the weighted average lease term for operating leases is 7.29 years.  Similarly, the weighted average discount rate for operating leases is 3.10%.